UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

December 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 52.0%
Financials - 13.1%
Commercial Banks - 6.8%
Banco do Brasil SA	37,900	$392,754
Bangkok Bank PCL (NVDR)	17,400	94,779
Bank of China Ltd. - Class H	212,000	97,864
BS Financial Group, Inc. (a)	5,890	89,486
China Construction Bank Corp. - Class H	594,000	449,724
China Minsheng Banking Corp. Ltd.	85,500	95,183
DGB Financial Group, Inc. (a)	5,120	80,212
Industrial & Commercial Bank of China Ltd. - Class H	802,000	543,845
Komercni Banka AS	1,660	370,263
RHB Capital Bhd	21,000	50,702
State Bank of India	2,270	64,784
Union Bank of India	54,320	115,104

		2,444,700

Consumer Finance - 0.3%
Aeon Thana Sinsap Thailand PCL (NVDR)	13,400	38,419
Compartamos SAB de CV	27,310	51,016

		89,435

Diversified Financial Services - 1.1%
Cielo SA	5,300	146,801
Intergroup Financial Services, Inc. (b)	6,080	188,480
Remgro Ltd.	2,590	51,375

		386,656

Real Estate Investment Trusts (REITs) - 2.7%
CapitaCommercial Trust	180,000	207,296
Capital Property Fund	104,400	105,992
Fibra Uno Administracion SA de CV	63,360	204,350
Hyprop Investments Ltd.	13,700	99,736
Mapletree Logistics Trust	119,000	99,602
Mexico Real Estate Management SA de CV (a)	117,100	232,917

		949,893

Real Estate Management & Development - 2.2%
Country Garden Holdings Co., Ltd.	321,000	194,174
KWG Property Holding Ltd.	270,500	151,119
LPN Development PCL (NVDR)	175,300	82,897
Supalai PCL (NVDR)	176,200	78,657
Wing Tai Holdings Ltd.	188,000	293,668

		800,515

		4,671,199

Consumer Discretionary - 8.1%
Auto Components - 0.9%
Sumitomo Rubber Industries Ltd.	21,800	310,317

Automobiles - 1.6%
Hyundai Motor Co.	950	213,244
Kia Motors Corp.	3,840	204,486
Tofas Turk Otomobil Fabrikasi AS	25,620	159,936

		577,666

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 1.1%
MGM China Holdings Ltd.	83,600	$358,337
Yum! Brands, Inc.	680	51,415

		409,752

Household Durables - 0.1%
Ez Tec Empreendimentos e Participacoes SA	3,600	44,323

Internet & Catalog Retail - 0.5%
CJ O Shopping Co., Ltd. (a)	160	62,943
GS Home Shopping, Inc.	410	119,308

		182,251

Specialty Retail - 0.2%
Mr. Price Group Ltd.	3,640	56,892

Textiles, Apparel & Luxury Goods - 3.7%
Eclat Textile Co., Ltd.	28,700	324,069
Feng TAY Enterprise Co., Ltd.	17,000	40,828
Grendene SA	16,200	124,217
Makalot Industrial Co., Ltd.	9,000	48,698
NIKE, Inc. - Class B	2,770	217,833
Pacific Textiles Holdings Ltd.	145,000	221,025
Shenzhou International Group Holdings Ltd.	64,000	242,324
Yue Yuen Industrial Holdings Ltd.	29,000	96,968

		1,315,962

		2,897,163

Information Technology - 7.3%
Computers & Peripherals - 2.5%
Asustek Computer, Inc.	39,000	351,237
Casetek Holdings Ltd.	10,000	52,425
Catcher Technology Co., Ltd.	34,000	221,398
Lite-On Technology Corp.	95,000	152,671
Wistron Corp.	140,990	118,731

		896,462

Electronic Equipment, Instruments & Components - 0.3%
Ju Teng International Holdings Ltd.	118,000	78,066
Largan Precision Co., Ltd.	1,000	40,873

		118,939

Internet Software & Services - 0.6%
NetEase, Inc. (ADR)	1,340	105,324
Tencent Holdings Ltd.	1,400	89,530

		194,854

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Semiconductor Engineering, Inc.	93,000	86,880
Advanced Semiconductor Engineering, Inc. (ADR) (c)	5,340	25,632
Hermes Microvision, Inc.	3,000	97,693
King Yuan Electronics Co., Ltd.	423,000	291,168

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd.	330	$430,006
Taiwan Semiconductor Manufacturing Co., Ltd.	117,000	413,122
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	2,280	39,763

		1,384,264

		2,594,519

Energy - 5.5%
Energy Equipment & Services - 1.8%
Seadrill Ltd.	16,180	663,129

Oil, Gas & Consumable Fuels - 3.7%
Cairn India Ltd.	9,240	48,322
China Petroleum & Chemical Corp. - Class H	85,400	70,073
ENI SpA	12,900	311,711
Gazprom OAO (Sponsored ADR)	10,790	93,334
KazMunaiGas Exploration Production JSC (GDR) (b)	7,820	122,774
LUKOIL OAO (Sponsored ADR)	8,920	563,030
Total SA	1,750	107,414

		1,316,658

		1,979,787

Consumer Staples - 5.5%
Food Products - 2.5%
AVI Ltd.	82,030	448,702
Gruma SAB de CV - Class B (a)	31,370	237,140
M Dias Branco SA	1,900	80,534
Unilever PLC	2,130	87,640
Universal Robina Corp.	17,250	44,065

		898,081

Household Products - 0.5%
Colgate-Palmolive Co.	2,790	181,936

Personal Products - 1.1%
Nu Skin Enterprises, Inc. - Class A	2,900	400,838

Tobacco - 1.4%
British American Tobacco PLC	6,520	349,955
Philip Morris International, Inc.	1,450	126,339

		476,294

		1,957,149

Telecommunication Services - 4.0%
Diversified Telecommunication Services - 0.7%
Telefonica Brasil SA (Preference Shares)	5,500	104,325
Telenor ASA	6,470	154,591

		258,916

Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL	9,600	58,284
China Mobile Ltd.	41,500	431,471

Company	Shares	U.S. $ Value
SK Telecom Co., Ltd.	3,110	$680,590

		1,170,345

		1,429,261

Industrials - 3.3%
Airlines - 0.6%
Copa Holdings SA	650	104,071
Turk Hava Yollari	42,180	126,460

		230,531

Construction & Engineering - 0.2%
Grana y Montero SA	13,260	56,422

Industrial Conglomerates - 0.9%
Alfa SAB de CV - Class A	39,470	111,247
Bidvest Group Ltd.	4,890	125,274
Jardine Strategic Holdings Ltd.	2,500	80,109

		316,630

Transportation Infrastructure - 1.6%
CCR SA	5,700	43,049
Jiangsu Expressway Co., Ltd. - Class H	418,000	515,337

		558,386

		1,161,969

Utilities - 2.9%
Electric Utilities - 1.3%
Cia Energetica de Minas Gerais (Preference Shares)	31,775	188,604
Light SA	30,300	285,016

		473,620

Gas Utilities - 0.5%
Aygaz AS	46,370	176,716

Independent Power Producers & Energy Traders - 1.1%
AES Tiete SA (Preference Shares)	23,400	189,343
China Resources Power Holdings Co., Ltd.	38,000	90,191
Tractebel Energia SA	6,100	92,971

		372,505

		1,022,841

Health Care - 1.7%
Health Care Equipment & Supplies - 0.2%
St Shine Optical Co., Ltd.	2,000	57,227

Health Care Providers & Services - 0.8%
Life Healthcare Group Holdings Ltd.	45,160	180,367
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	48,300	118,245

		298,612

Company	Shares		U.S. $ Value
Pharmaceuticals - 0.7%
Dr Reddy’s Laboratories Ltd.		740	$30,291
Richter Gedeon Nyrt		11,800	239,879

			270,170

			626,009

Materials - 0.6%
Chemicals - 0.3%
United Phosphorus Ltd.		31,720	101,526

Metals & Mining - 0.3%
KGHM Polska Miedz SA		2,820	109,917

			211,443

Total Common Stocks (cost $17,419,057)			18,551,340

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 10.0%
Industrial - 10.0%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (b)	U.S.$	200	161,734

Capital Goods - 0.7%
Cemex SAB de CV
6.50%, 12/10/19 (b)		230	237,954

Communications - Telecommunications - 1.2%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748%, 2/02/21 (b)		400	434,500

Consumer Cyclical - Other - 1.0%
Longfor Properties Co., Ltd.
6.75%, 1/29/23 (b)		402	369,558

Consumer Cyclical - Retailers - 0.7%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (b)		248	251,720

Consumer Non-Cyclical - 3.7%
Arcelik AS
5.00%, 4/03/23 (b)		260	221,978
Marfrig Holding Europe BV
8.375%, 5/09/18 (b)		400	372,000
11.25%, 9/20/21 (b)		200	190,100
Tonon Bioenergia SA
9.25%, 1/24/20 (b)		275	230,892
Virgolino de Oliveira Finance
11.75%, 2/09/22 (b)		472	320,960

			1,335,930

	Principal Amount (000)		U.S. $ Value
Energy - 1.2%
Anton Oilfield Services Group
7.50%, 11/06/18 (b)	U.S.$	200	$208,000
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (b)		236	211,615

			419,615

Other Industrial - 0.5%
Shimao Property Holdings Ltd.
6.625%, 1/14/20 (b)		200	194,250

Transportation - Services - 0.5%
Inversiones Alsacia SA
8.00%, 8/18/18 (b)		227	164,527

Total Emerging Markets - Corporate Bonds (cost $3,814,318)			3,569,788

GOVERNMENTS - SOVEREIGN BONDS - 8.1%
Colombia - 1.8%
Colombia Government International Bond
2.625%, 3/15/23		747	655,866

Croatia - 1.5%
Croatia Government International Bond
6.25%, 4/27/17 (b)		501	533,315

Hungary - 1.0%
Hungary Government International Bond
5.75%, 11/22/23		90	88,625
6.375%, 3/29/21		250	268,125

			356,750

Indonesia - 1.6%
Indonesia Government International Bond
3.375%, 4/15/23 (b)		444	378,510
4.875%, 5/05/21 (b)		200	198,000

			576,510

Mexico - 0.7%
Mexico Government International Bond
4.00%, 10/02/23		238	235,620

Peru - 0.3%
Peruvian Government International Bond
7.125%, 3/30/19		96	116,040

South Africa - 0.6%
South Africa Government International Bond
5.875%, 9/16/25		200	207,500

Turkey - 0.6%
Turkey Government International Bond
7.00%, 6/05/20		200	218,300

Total Governments - Sovereign Bonds (cost $2,880,765)			2,899,901

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 7.3%
Angola - 1.5%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (b)	U.S.$	500	$541,287

Argentina - 0.9%
Argentina Bonar Bonds
Series X
7.00%, 4/17/17		360	317,750

Ivory Coast - 1.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (b)		623	556,028

Nigeria - 0.6%
Citigroup, Inc.
Zero Coupon, 2/10/14 (b)	NGN	37,000	228,766

Rwanda - 1.1%
Rwanda International Government Bond
6.625%, 5/02/23 (b)	U.S.$	400	377,000

United Republic of Tanzania - 1.2%
Tanzania Government International Bond
6.392%, 3/09/20 (b)(d)		400	416,911

Venezuela - 0.4%
Venezuela Government International Bond
7.65%, 4/21/25		230	155,250

Total Emerging Markets - Sovereigns (cost $2,482,539)			2,592,992

QUASI-SOVEREIGNS - 4.7%
Quasi-Sovereign Bonds - 4.7%
Azerbaijan - 1.1%
State Oil Co. of the Azerbaijan Republic
Series E
4.75%, 3/13/23 (b)		400	376,568

Indonesia - 0.4%
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (b)		200	150,000

Mexico - 0.9%
Petroleos Mexicanos
3.50%, 1/30/23		145	132,856
5.50%, 1/21/21		160	172,000

			304,856

Turkey - 1.2%
Export Credit Bank of Turkey
5.375%, 11/04/16 (b)		424	435,575

Company	Shares		U.S. $ Value
Venezuela - 1.1%
Petroleos de Venezuela SA
8.50%, 11/02/17 (b)		481	$400,433

Total Quasi-Sovereigns (cost $1,751,532)			1,667,432

WARRANTS - 4.0%
Financials - 3.4%
Commercial Banks - 2.3%
Commercial Bank of Qatar QSC (The), Deutsche Bank, expiring 5/26/17 (a)		15,210	295,745
First Gulf Bank PJSC, Merrill Lynch, expiring 8/21/15 (a)		101,110	517,539

			813,284

Real Estate Management & Development - 1.1%
Aldar Properties PJSC, Deutsche Bank, expiring 5/15/17 (a)		151,930	114,168
Emaar Properties PJSC, Merrill Lynch, expiring 10/01/15 (a)		144,640	300,866

			415,034

			1,228,318

Industrials - 0.6%
Airlines - 0.6%
Air Arabia PJSC, Deutsche Bank, expiring 7/31/17 (a)		503,460	212,465

Total Warrants (cost $1,247,112)			1,440,783

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 3.0%
Industrial - 1.5%
Basic - 0.2%
Vale Overseas Ltd.
6.875%, 11/21/36	U.S.$	72	74,358

Communications - Media - 0.6%
Myriad International Holdings BV
6.00%, 7/18/20 (b)		200	217,917

Communications - Telecommunications - 0.7%
Oi SA
5.75%, 2/10/22 (b)		285	260,543

			552,818

Non Corporate Sectors - 1.5%
Agencies - Not Government Guaranteed - 1.5%
Ecopetrol SA
4.25%, 9/18/18 (c)		180	189,900
Gazprom OAO Via Gaz Capital SA
8.625%, 4/28/34 (b)		290	342,200

			532,100

Total Corporates - Investment Grades (cost $1,068,237)			1,084,918

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 2.1%
Australia - 1.0%
Australia Government Bond
Series 132
5.50%, 1/21/18	AUD	352	$341,384

Mexico - 1.1%
Mexican Bonos
Series M 10
8.50%, 12/13/18	MXN	4,560	394,838

Total Governments - Treasuries (cost $769,869)			736,222

EMERGING MARKETS - TREASURIES - 0.5%
Dominican Republic - 0.5%
Dominican Republic International Bond 16.00%, 7/10/20 (e) (cost $211,552)	DOP	7,100	194,128

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.4%
Argentina - 0.4%
Provincia de Buenos Aires 10.875%, 1/26/21 (b) (cost $142,952)	U.S.$	152	132,620

	Contracts
OPTIONS PURCHASED - PUTS - 0.3%
Funds and Investment Trusts - 0.3%
iShares MSCI EAFE ETF
Expiration: Mar 2014, Exercise Price: $65.00 (a)(f)		109	10,410
iShares MSCI Emerging Markets ETF
Expiration: Mar 2014, Exercise Price: $41.00 (a)(f)		561	64,234
iShares MSCI Emerging Markets ETF
Expiration: Mar 2014, Exercise Price: $42.00 (a)(f)		257	40,349

Total Options Purchased - Puts (premiums paid $209,125)			114,993

	Shares
SHORT-TERM INVESTMENTS - 6.5%
Investment Companies - 6.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (g) (Cost $2,279,459)		2,279,459	2,279,459

	Principal Amount (000)		U.S. $ Value
Time Deposits - 0.1%
BBH Grand Cayman
0.005%, 1/02/14	HKD	111	$14,375
0.005%, 1/02/14	SGD	1	979
0.005%, 1/06/14	JPY	219	2,087
0.051%, 1/02/14	GBP	3	4,770
0.082%, 1/02/14	EUR	0	625
0.207%, 1/02/14	CAD	1	757
0.35%, 1/02/14	NOK	94	15,533
1.386%, 1/02/14	AUD	0	2
3.50%, 1/02/14	ZAR	23	2,218

Total Time Deposits (cost $41,346)			41,346

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $34,317,863)			35,305,922

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AllianceBernstein Exchange Reserves - Class I, 0.07% (g) (Cost $219,753)		219,753	219,753

Total Investments - 99.5% (cost $34,537,616) (h)			35,525,675
Other assets less liabilities - 0.5%			169,801

Net Assets - 100.0%			$35,695,476

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	7	March 2014	$349,776	$356,683	$6,907

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	20,869	USD	202	3/18/14	$4,013
Barclays Bank PLC	NOK	1,875	USD	304	3/18/14	(4,071)
Barclays Bank PLC	USD	2,702	KRW	2,852,680	3/18/14	(11,630)
Barclays Bank PLC	USD	826	KRW	884,947	3/18/14	9,138
Barclays Bank PLC	USD	274	PHP	11,770	3/18/14	(6,820)
BNP Paribas SA	AUD	390	USD	352	3/18/14	5,663
BNP Paribas SA	USD	345	PEN	976	3/18/14	528

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	TWD	7,829	USD	266	3/18/14	$3,613
Royal Bank of Scotland	GBP	139	USD	228	3/18/14	(2,136)
Royal Bank of Scotland	USD	364	MXN	4,713	3/18/14	(5,520)
Royal Bank of Scotland	USD	354	RUB	11,781	3/18/14	68
Standard Chartered Bank	SGD	389	USD	311	3/18/14	3,119
Standard Chartered Bank	USD	4,097	CNY	25,018	3/18/14	(2,794)

						$(6,829)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Venezuela Government International Bond, 9.25% 9/15/27, 9/20/16*	(5.00)%	11.86%	$400	$60,617	$56,231	$4,386

*	Termination date

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $9,426,715 or 26.4% of net assets.
(c)	Represents entire or partial securities out on loan.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.54% of net assets as of December 31, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
16.00%, 7/10/20	9/11/12	$211,552	$194,128	0.54%

(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,105,531 and gross unrealized depreciation of investments was $(1,117,472), resulting in net unrealized appreciation of $988,059.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
DOP	-	Dominican Peso
EUR	-	Euro

GBP	-	Great British Pound
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN *

December 31, 2013 (unaudited)

12.1%	China
8.9%	Brazil
6.7%	Taiwan
6.4%	Mexico
5.3%	South Korea
4.7%	South Africa
4.1%	Russia
3.8%	Turkey
3.1%	United States
3.0%	Colombia
2.6%	United Arab Emirates
2.3%	Norway
2.0%	Indonesia
28.4%	Other
6.6%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2013. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Angola, Argentina, Australia, Azerbaijan, Chile, Croatia, Czech Republic, Dominican Republic, France, Hong Kong, Hungary, India, Italy, Ivory Coast, Japan, Kazakhstan, Malaysia, Nigeria, Panama, Peru, Philippines, Poland, Qatar, Rwanda, Singapore, Thailand, United Republic of Tanzania and Venezuela.

AllianceBernstein Emerging Markets Multi Asset Fund

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities	Level 1		Level 2		Level 3			Total
Common Stocks:
Financials	$782,755		$3,888,444		$	– 0	–	$4,671,199
Consumer Discretionary	733,798		2,163,365			– 0	–	2,897,163
Information Technology	170,719		2,423,800			– 0	–	2,594,519
Energy	779,138		1,200,649			– 0	–	1,979,787
Consumer Staples	1,475,489		481,660			– 0	–	1,957,149
Telecommunication Services	– 0	–	1,429,261			– 0	–	1,429,261
Industrials	787,077		374,892			– 0	–	1,161,969
Utilities	189,343		833,498			– 0	–	1,022,841
Health Care	– 0	–	626,009			– 0	–	626,009
Materials	– 0	–	211,443			– 0	–	211,443
Emerging Markets - Corporate Bonds	– 0	–	3,569,788			– 0	–	3,569,788
Governments - Sovereign Bonds	– 0	–	2,899,901			– 0	–	2,899,901
Emerging Markets - Sovereigns	– 0	–	2,592,992			– 0	–	2,592,992
Quasi-Sovereigns	– 0	–	1,667,432			– 0	–	1,667,432
Warrants	– 0	–	1,440,783			– 0	–	1,440,783
Corporates - Investment Grades	– 0	–	1,084,918			– 0	–	1,084,918
Governments - Treasuries	– 0	–	736,222			– 0	–	736,222
Emerging Markets - Treasuries	– 0	–	– 0	–		194,128		194,128
Local Governments - Regional Bonds	– 0	–	132,620			– 0	–	132,620
Options Purchased - Puts	– 0	–	114,993			– 0	–	114,993
Short-Term Investments:
Investment Companies	2,279,459		– 0	–		– 0	–	2,279,459
Time Deposits	– 0	–	41,346			– 0	–	41,346
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	219,753		– 0	–		– 0	–	219,753

Total Investments in Securities	7,417,531		27,914,016			194,128		35,525,675
Other Financial Instruments*:
Assets
Credit Default Swaps	– 0	–	4,386			– 0	–	4,386
Futures	6,907		– 0	–		– 0	–	6,907
Forward Currency Exchange Contracts	– 0	–	26,142			– 0	–	26,142
Liabilities
Forward Currency Exchange Contracts	– 0	–	(32,971)			– 0	–	(32,971)

Total (a)	$7,424,438		$27,911,573			$194,128		$35,530,139

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)	An amount of $677,770 was transferred from Level 1 to Level 2 due to an increase in trading volume during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Emerging Markets - Sovereigns			Government - Sovereign Bonds			Warrants			Emerging Markets - Treasuries
Balance as of 3/31/13	$	– 0	–		$226,311			$954,416		$210,732
Accrued discounts/(premiums)		(2,298)			– 0	–		– 0	–	(2,076)
Realized gain (loss)		(9,829)			– 0	–		10,405		– 0	–
Change in unrealized appreciation/depreciation		(2,480)			– 0	–		55,133		(14,528)
Purchases		– 0	–		– 0	–		– 0	–	– 0	–
Sales		(211,704)			– 0	–		(720,173)		– 0	–
Reclassification		226,311			(226,311)			– 0	–	– 0	–
Transfers into Level 3		– 0	–		– 0	–		– 0	–	– 0	–
Transfers out of Level 3		– 0	–		– 0	–		(299,781)		– 0	–

Balance as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–	$194,128

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$	– 0	–	$	– 0	–	$	– 0	–	$(14,528)

	Totals
Balance as of 3/31/13		$1,391,459
Accrued discounts/(premiums)		(4,374)
Realized gain (loss)		576
Change in unrealized appreciation/depreciation		38,125
Purchases		– 0	–
Sales		(931,877)
Reclassification		– 0	–
Transfers into Level 3		– 0	–
Transfers out of Level 3		(299,781)

Balance as of 12/31/13		$194,128	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13		$(14,528)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014